Income tax - Summary of Income Tax Expense (Benefit) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax expense
Current year	€ 82	€ 37	€ 25
Changes in estimates in respect to prior year	13	2	(9)
Total current tax expense	95	39	16
Deferred tax (benefit)/expense
Temporary differences	(158)	5	(137)
Change in recognition of deferred tax	124	241	(7)
Change in tax rates	0	(1)	0
Changes in estimates in respect to prior years	(1)	(1)	0
Total deferred tax expense/(benefit)	(35)	244	(144)
Income tax expense/(benefit)	€ 60	€ 283	€ (128)